Eaton Vance
Enhanced Equity Income Fund
June 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 99.5%(1)
Security	Shares	Value
Aerospace & Defense — 1.2%
Huntington Ingalls Industries, Inc.	33,482	$ 7,293,049
		$ 7,293,049
Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	55,183	$ 5,593,901
		$ 5,593,901
Auto Components — 0.5%
Aptiv PLC(2)	36,069	$ 3,212,666
		$ 3,212,666
Automobiles — 1.6%
General Motors Co.(2)	116,839	$ 3,710,807
Tesla, Inc.(2)	8,377	5,641,239
		$ 9,352,046
Banks — 6.4%
Bank of America Corp.	296,660	$ 9,235,026
JPMorgan Chase & Co.	102,512	11,543,876
M&T Bank Corp.	44,150	7,037,069
Wells Fargo & Co.	276,543	10,832,189
		$ 38,648,160
Beverages — 2.0%
PepsiCo, Inc.	72,522	$ 12,086,517
		$ 12,086,517
Building Products — 0.6%
Johnson Controls International PLC	74,008	$ 3,543,503
		$ 3,543,503
Capital Markets — 2.6%
Charles Schwab Corp. (The)	117,807	$ 7,443,046
Goldman Sachs Group, Inc. (The)	26,988	8,015,976
		$ 15,459,022
Chemicals — 1.4%
FMC Corp.	76,220	$ 8,156,302
		$ 8,156,302
Security	Shares	Value
Commercial Services & Supplies — 1.0%
Waste Management, Inc.	38,186	$ 5,841,694
		$ 5,841,694
Containers & Packaging — 1.0%
Packaging Corp. of America	44,625	$ 6,135,937
		$ 6,135,937
Electric Utilities — 1.2%
NextEra Energy, Inc.	89,551	$ 6,936,620
		$ 6,936,620
Electrical Equipment — 1.9%
AMETEK, Inc.	45,693	$ 5,021,204
Eaton Corp. PLC	53,567	6,748,906
		$ 11,770,110
Equity Real Estate Investment Trusts (REITs) — 2.3%
EastGroup Properties, Inc.	46,607	$ 7,192,858
Mid-America Apartment Communities, Inc.	37,306	6,516,239
		$ 13,709,097
Food Products — 1.5%
Mondelez International, Inc., Class A	150,356	$ 9,335,604
		$ 9,335,604
Health Care Equipment & Supplies — 0.8%
Zimmer Biomet Holdings, Inc.	47,838	$ 5,025,860
		$ 5,025,860
Health Care Providers & Services — 2.6%
UnitedHealth Group, Inc.	30,085	$ 15,452,559
		$ 15,452,559
Hotels, Restaurants & Leisure — 1.9%
Hilton Worldwide Holdings, Inc.	54,082	$ 6,026,898
Starbucks Corp.	71,105	5,431,711
		$ 11,458,609
Household Products — 2.2%
Procter & Gamble Co. (The)	92,847	$ 13,350,470
		$ 13,350,470
Insurance — 1.8%
American International Group, Inc.	142,122	$ 7,266,698

Eaton Vance
Enhanced Equity Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Arch Capital Group, Ltd.(2)	79,729	$ 3,626,872
		$ 10,893,570
Interactive Media & Services — 4.9%
Alphabet, Inc., Class C(2)	13,650	$ 29,858,692
		$ 29,858,692
Internet & Direct Marketing Retail — 4.0%
Amazon.com, Inc.(2)	228,060	$ 24,222,253
		$ 24,222,253
IT Services — 6.0%
Accenture PLC, Class A	46,155	$ 12,814,936
Amadeus IT Group S.A.(2)	104,566	5,855,083
Automatic Data Processing, Inc.	29,844	6,268,434
Mastercard, Inc., Class A	35,848	11,309,327
		$ 36,247,780
Life Sciences Tools & Services — 4.1%
Danaher Corp.	42,696	$ 10,824,290
Thermo Fisher Scientific, Inc.	14,063	7,640,147
Waters Corp.(2)	18,943	6,269,754
		$ 24,734,191
Machinery — 0.8%
Caterpillar, Inc.	25,831	$ 4,617,550
		$ 4,617,550
Media — 0.5%
Fox Corp., Class A	90,710	$ 2,917,234
		$ 2,917,234
Multi-Utilities — 0.5%
CMS Energy Corp.	43,381	$ 2,928,217
		$ 2,928,217
Oil, Gas & Consumable Fuels — 5.2%
Chevron Corp.	96,704	$ 14,000,805
ConocoPhillips	77,400	6,951,294
EOG Resources, Inc.	55,617	6,142,342
Pioneer Natural Resources Co.	19,443	4,337,344
		$ 31,431,785
Security	Shares	Value
Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	17,531	$ 4,464,620
		$ 4,464,620
Pharmaceuticals — 7.8%
Bristol-Myers Squibb Co.	142,310	$ 10,957,870
Eli Lilly & Co.	52,167	16,914,106
Pfizer, Inc.	252,226	13,224,209
Zoetis, Inc.	36,849	6,333,975
		$ 47,430,160
Road & Rail — 2.2%
CSX Corp.	353,321	$ 10,267,508
Uber Technologies, Inc.(2)	140,103	2,866,508
		$ 13,134,016
Semiconductors & Semiconductor Equipment — 3.8%
Micron Technology, Inc.	100,015	$ 5,528,829
NVIDIA Corp.	28,092	4,258,466
QUALCOMM, Inc.	56,551	7,223,825
Texas Instruments, Inc.	37,530	5,766,485
		$ 22,777,605
Software — 10.5%
Intuit, Inc.	21,073	$ 8,122,377
Microsoft Corp.	186,949	48,014,112
Salesforce, Inc.(2)	46,049	7,599,927
		$ 63,736,416
Specialty Retail — 0.8%
Lowe's Cos., Inc.	28,880	$ 5,044,470
		$ 5,044,470
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc.	328,765	$ 44,948,751
		$ 44,948,751
Textiles, Apparel & Luxury Goods — 2.3%
Capri Holdings, Ltd.(2)	141,990	$ 5,823,010
NIKE, Inc., Class B	81,147	8,293,223
		$ 14,116,233
Tobacco — 1.3%
Philip Morris International, Inc.	81,972	$ 8,093,915
		$ 8,093,915

Eaton Vance
Enhanced Equity Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 1.3%
T-Mobile US, Inc.(2)	57,099	$ 7,682,099
		$ 7,682,099
Total Common Stocks (identified cost $413,616,503)		$601,641,283

Short-Term Investments — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(3)	2,170,715	$ 2,170,715
Total Short-Term Investments (identified cost $2,170,715)		$ 2,170,715
Total Investments — 99.9% (identified cost $415,787,218)		$603,811,998
Total Written Covered Call Options — (0.5)% (premiums received $4,744,229)		$ (2,850,198)
Other Assets, Less Liabilities — 0.6%		$ 3,596,873
Net Assets — 100.0%		$604,558,673
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of each applicable common stock for which a written call option is outstanding at June 30, 2022 has been pledged as collateral for such written option.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.

Written Covered Call Options (Exchange-Traded) — (0.5)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Accenture PLC, Class A	230	$6,385,950	$300	7/29/22	$ (50,025)
Alphabet, Inc., Class C	65	14,218,425	125	7/29/22	(122,200)
Amazon.com, Inc.	1,140	12,107,940	119	7/22/22	(105,450)
American International Group, Inc.	710	3,630,230	56	7/29/22	(37,275)
AMETEK, Inc.	225	2,472,525	120	7/15/22	(5,625)
Apple, Inc.	1,640	22,422,080	145	7/15/22	(159,900)
Automatic Data Processing, Inc.	145	3,045,580	220	7/15/22	(18,125)
Bank of America Corp.	1,480	4,607,240	35	7/29/22	(31,820)
Bristol-Myers Squibb Co.	710	5,467,000	79	7/22/22	(56,800)
C.H. Robinson Worldwide, Inc.	275	2,787,675	110	7/15/22	(7,563)
Capri Holdings, Ltd.	705	2,891,205	55	7/8/22	(1,763)
Caterpillar, Inc.	125	2,234,500	210	7/22/22	(3,375)
Charles Schwab Corp. (The)	585	3,696,030	67	7/15/22	(31,882)
Chevron Corp.	480	6,949,440	180	7/15/22	(2,160)
ConocoPhillips	385	3,457,685	99	7/29/22	(68,915)
CSX Corp.	1,765	5,129,090	33	7/15/22	(4,413)
Danaher Corp.	210	5,323,920	270	7/29/22	(75,600)
Eaton Corp. PLC	265	3,338,735	140	7/15/22	(3,313)
EOG Resources, Inc.	275	3,037,100	143	7/1/22	(688)

Eaton Vance
Enhanced Equity Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Written Covered Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Estee Lauder Cos., Inc. (The), Class A	85	$2,164,695	$280	7/15/22	$ (8,713)
FMC Corp.	380	4,066,380	120	7/15/22	(7,600)
Fox Corp., Class A	450	1,447,200	34	7/22/22	(14,625)
General Motors Co.	580	1,842,080	36	7/22/22	(17,400)
Goldman Sachs Group, Inc. (The)	130	3,861,260	300	7/22/22	(125,125)
Hilton Worldwide Holdings, Inc.	270	3,008,880	140	7/15/22	(4,725)
Huntington Ingalls Industries, Inc.	130	2,831,660	220	7/15/22	(53,300)
Intuit, Inc.	105	4,047,120	410	7/15/22	(47,250)
Johnson Controls International PLC	370	1,771,560	55	7/15/22	(3,700)
JPMorgan Chase & Co.	510	5,743,110	121	7/22/22	(36,975)
Lowe's Cos., Inc.	140	2,445,380	190	7/29/22	(20,720)
M&T Bank Corp.	220	3,506,580	190	7/15/22	(1,650)
Mastercard, Inc., Class A	175	5,520,900	335	7/22/22	(65,187)
Micron Technology, Inc.	500	2,764,000	62	7/22/22	(49,750)
Microsoft Corp.	930	23,885,190	260	7/15/22	(523,125)
Mid-America Apartment Communities, Inc.	185	3,231,395	185	7/15/22	(18,037)
Mondelez International, Inc., Class A	675	4,191,075	64	7/8/22	(8,438)
NextEra Energy, Inc.	445	3,446,970	85	7/15/22	(3,338)
NIKE, Inc., Class B	405	4,139,100	113	7/29/22	(43,942)
NVIDIA Corp.	140	2,122,260	175	7/22/22	(24,150)
Packaging Corp. of America	220	3,025,000	160	7/15/22	(2,750)
PepsiCo, Inc.	355	5,916,430	170	7/8/22	(28,755)
Pfizer, Inc.	1,260	6,606,180	55	7/29/22	(105,210)
Philip Morris International, Inc.	405	3,998,970	103	7/22/22	(43,537)
Pioneer Natural Resources Co.	95	2,119,260	250	7/22/22	(30,875)
Procter & Gamble Co. (The)	460	6,614,340	150	7/8/22	(8,510)
QUALCOMM, Inc.	280	3,576,720	140	7/15/22	(24,220)
Salesforce, Inc.	90	1,485,360	200	7/15/22	(1,170)
Starbucks Corp.	355	2,711,845	85	7/15/22	(4,615)
Tesla, Inc.	40	2,693,680	845	8/5/22	(47,400)
Texas Instruments, Inc.	185	2,842,525	165	7/29/22	(33,207)
Thermo Fisher Scientific, Inc.	70	3,802,960	550	7/15/22	(78,050)
T-Mobile US, Inc.	235	3,161,690	146	8/5/22	(39,597)
Uber Technologies, Inc.	700	1,432,200	25	7/29/22	(18,550)
UnitedHealth Group, Inc.	150	7,704,450	505	7/8/22	(219,750)
Waste Management, Inc.	190	2,906,620	150	7/22/22	(101,650)
Waters Corp.	90	2,978,820	340	7/15/22	(49,500)
Wells Fargo & Co.	1,380	5,405,460	42	7/22/22	(75,210)
Zimmer Biomet Holdings, Inc.	235	2,468,910	120	7/15/22	(23,500)
Zoetis, Inc.	180	3,094,020	185	8/19/22	(49,500)
Total					$(2,850,198)

Eaton Vance
Enhanced Equity Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

At June 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.
Affiliated Investments
At June 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $2,170,715, which represents 0.4% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$5,695,787	$86,889,439	$(92,583,634)	$(1,592)	$ —	$ —	$2,303	—
Liquidity Fund	—	23,792,000	(21,621,285)	—	—	2,170,715	8,202	2,170,715
Total				$(1,592)	$ —	$2,170,715	$10,505
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 40,458,025	$ —	$ —	$ 40,458,025
Consumer Discretionary	67,406,277	—	—	67,406,277
Consumer Staples	47,331,126	—	—	47,331,126
Energy	31,431,785	—	—	31,431,785
Financials	65,000,752	—	—	65,000,752
Health Care	92,642,770	—	—	92,642,770
Industrials	51,793,823	—	—	51,793,823
Information Technology	161,855,469	5,855,083	—	167,710,552
Materials	14,292,239	—	—	14,292,239
Real Estate	13,709,097	—	—	13,709,097
Utilities	9,864,837	—	—	9,864,837
Total Common Stocks	$595,786,200	$5,855,083*	$ —	$601,641,283

Eaton Vance
Enhanced Equity Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 2,170,715	$ —	$ —	$ 2,170,715
Total Investments	$597,956,915	$5,855,083	$ —	$603,811,998
Liability Description
Written Covered Call Options	$ (2,850,198)	$ —	$ —	$ (2,850,198)
Total	$ (2,850,198)	$ —	$ —	$ (2,850,198)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.